SHORT-TERM AND LONG-TERM DEBT	6 Months Ended
Jun. 30, 2022
Long-Term Debt, by Current and Noncurrent [Abstract]
Debt Disclosure [Text Block]	SHORT-TERM AND LONG-TERM DEBT

(in thousands of $)	June 30, 2022	December 31, 2021
Long-term debt:
NOK700 million senior unsecured floating rate bonds due 2023	70,930	79,507
NOK700 million senior unsecured floating rate bonds due 2024	70,423	78,939
NOK600 million senior unsecured floating rate bonds due 2025	54,717	61,334
4.875% senior unsecured convertible notes due 2023	137,900	137,900
7.25% senior unsecured sustainability-linked bonds due 2026	150,000	150,000
Lease debt financing	167,409	126,955
Borrowings secured on Frontline shares	15,639	15,639
Total Fixed Rate and Foreign Debt	667,018	650,274
U.S. dollar denominated floating rate debt due through 2029	1,308,592	1,253,481
Total debt principal	1,975,610	1,903,755
Less: Unamortized debt issuance costs	(12,069)	(14,541)
Less: Current portion of long-term debt	(760,473)	(302,769)
Total long-term debt	1,203,068	1,586,445

Movements in the period:

(in thousands of $)	Fixed Rate and Foreign Debt	U.S. Dollar Floating Rate Debt	Total debt principal
Balance as of December 31, 2021	650,274	1,253,481	1,903,755
Drawdowns	48,750	206,600	255,350
Repayments and redemptions	(8,297)	(151,489)	(159,786)
Effects of foreign exchange	(23,709)	—	(23,709)
Balance as of June 30, 2022	667,018	1,308,592	1,975,610

Interest rate information:

	June 30, 2022	December 31, 2021
Weighted average interest rate*	3.61%	2.68%
US Dollar London Interbank Offered Rate ("LIBOR"), 3-Month, closing rate	2.29%	0.21%
Secured Overnight Financing Rate ("SOFR"), closing rate	1.50%	0.05%
Norwegian Interbank Offered Rate ("NIBOR"), 3-Month, closing rate	1.68%	0.95%

*The weighted average interest rate is for floating rate debt denominated in U.S. dollars and Norwegian kroner (“NOK”) which takes into consideration the effect of related interest rate swaps.

New Facilities, Renewals and Redemptions

Fixed Rate and Foreign Debt

Redemptions
During the six months ended June 30, 2021, a net loss of $0.7 million was recorded in respect of the repurchase of $2.0 million of its 4.875% senior unsecured convertible notes due 2023 and $65.3 million of its 5.75% senior unsecured convertible notes due 2021. No such gains or losses were recorded during the six months ended June 30, 2022.
New Facilities

Lease debt financing
In April 2022, the wholly owned subsidiaries of the Company owning two 6,500 CEU car carriers entered into sale and leaseback transactions for these vessels, through a Japanese operating lease with call option financing structure. The sales prices for the vessels were $23.5 million and $25.3 million. The vessels were leased back for a term of approximately three years, with options to purchase each vessel at the end of the third year. The transactions did not qualify as sales and have been recorded as financing arrangements. The net amounts outstanding as of June 30, 2022 were $22.8 million and $24.5 million respectively.

U.S. Dollar Floating Rate Debt

New facilities drawn down between January 1, 2022 and June 30, 2022:

Name of facility	Draw down date	Number of wholly owned subsidiaries entering into the facility	Term	Balance outstanding at period end ($ millions)
$107.25 million term loan facility*	Dec. 2021 - Feb. 2022	three	5 years	105.2
$35 million term and revolving loan facility	Feb. 2022	two	3 years	—
$100 million term loan facility	Mar. 2022	four	5 years	97.5

*The total balance of this facility drawn down in the six months ended June 30, 2022 was $71.5 million.

The Company has provided limited corporate guarantees for the above facilities, which bear interest at LIBOR plus a margin or the compounded daily SOFR plus a margin.

Facilities redeemed between January 1, 2022 and June 30, 2022:

Name of facility	Original draw down date	Number of wholly owned subsidiaries that had entered into the facility	Original Term	Amount redeemed ($ millions)
$50 million secured term loan facility	Feb. 2019	three	4 years	35.2
$29.5 million term loan facility	Mar. 2019	two	5 years	18.0
$35 million term and revolving loan facility	Feb. 2022	two	3 years	35.1

Agreements related to long-term debt provide limitations on the amount of total borrowings and secured debt, and acceleration of payment under certain circumstances, including failure to satisfy certain financial covenants. As of June 30, 2022, the Company was in compliance with all of the covenants under its long-term debt facilities.

Borrowings secured on Frontline shares

As of June 30, 2022, the Company has a forward contract which expired in July of 2022, to repurchase 1.4 million shares of Frontline at a repurchase price of $16.6 million including accrued interest. The transaction has been accounted for as a secured borrowing, with the shares transferred to 'Marketable securities pledged to creditors' and a liability of $15.6 million recorded within debt as of June 30, 2022 (December 31, 2021: $15.6 million). In July 2022, the forward contract to repurchase 1.4 million shares of Frontline, was rolled over to September 2022, at a repurchase price of $16.7 million. The Company is required to post collateral of 20% of the total repurchase price plus any negative mark to market movement from the repurchase price for the duration of the agreement. As of June 30, 2022, $5.7 million (December 31, 2021: $8.3 million) was held as collateral and recorded as restricted cash.